SUPPLEMENTARY OIL & GAS INFORMATION (Unaudited) - Results of Operations from Crude Oil and Natural Gas Producing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	$ 22,871	$ 21,027	$ 17,342
Production	(6,277)	(6,464)	(5,675)	[1]
Transportation	(4,699)	(4,189)	(3,529)	[1]
Depletion, depreciation and amortization	(5,546)	(5,161)	(5,186)
Asset retirement obligation accretion	(190)	(186)	(164)
Income tax	(434)	(374)	164
Oil And Gas
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	18,944	17,603	14,445
Production	(6,201)	(6,385)	(5,588)
Transportation	(989)	(953)	(822)
Depletion, depreciation and amortization	(5,532)	(5,147)	(5,177)
Asset retirement obligation accretion	(190)	(186)	(164)
Petroleum revenue tax	88	12	78
Income tax	(1,652)	(1,350)	(726)
Results of operations	4,468	3,594	2,046
Oil And Gas | North America
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	17,348	16,065	13,083
Production	(5,701)	(5,772)	(4,962)
Transportation	(968)	(929)	(790)
Depletion, depreciation and amortization	(4,982)	(4,689)	(4,463)
Asset retirement obligation accretion	(156)	(148)	(128)
Petroleum revenue tax	0	0	0
Income tax	(1,468)	(1,223)	(740)
Results of operations	4,073	3,304	2,000
Oil And Gas | North Sea
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	920	891	784
Production	(391)	(405)	(400)
Transportation	(19)	(22)	(31)
Depletion, depreciation and amortization	(308)	(257)	(509)
Asset retirement obligation accretion	(28)	(29)	(27)
Petroleum revenue tax	88	12	78
Income tax	(105)	(76)	42
Results of operations	157	114	(63)
Oil And Gas | Offshore Africa
Supplementary Oil & Gas Information [Line Items]
Crude oil and natural gas revenue, net of royalties, blending and feedstock costs	676	647	578
Production	(109)	(208)	(226)
Transportation	(2)	(2)	(1)
Depletion, depreciation and amortization	(242)	(201)	(205)
Asset retirement obligation accretion	(6)	(9)	(9)
Petroleum revenue tax	0	0	0
Income tax	(79)	(51)	(28)
Results of operations	$ 238	$ 176	$ 109

[1]	In connection with adoption of IFRS 15 on January 1, 2018, the Company has reclassified certain comparative amounts in a manner consistent with the presentation adopted for the year ended December 31, 2018.